Goodwill and intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	$ 61,747
Additions	1,592	$ 1,146
Intangible assets and goodwill at end of period	74,013	61,747
Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	31,750
Intangible assets and goodwill at end of period	35,294	31,750
Intangible Assets other than Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	29,997
Intangible assets and goodwill at end of period	38,719	29,997
Acquired research and development [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	5,292
Intangible assets and goodwill at end of period	15,047	5,292
Alcon brand name [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	2,980
Intangible assets and goodwill at end of period	2,980	2,980
Technologies
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	2,370
Intangible assets and goodwill at end of period	1,495	2,370
Currently marketed products
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	14,474
Intangible assets and goodwill at end of period	14,194	14,474
Marketing know-how
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	4,292
Intangible assets and goodwill at end of period	4,054	4,292
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	589
Intangible assets and goodwill at end of period	949	589
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Cost of assets related to disposal group held for sale	(1,403)
Additions included in disposal group to the date of reclassification	0
Gross carrying amount [member] | Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	32,179	31,381
Impact of business combinations	4,084	94
Impairment charge	(183)
Currency translation effects	(380)	704
Intangible assets and goodwill at end of period	35,700	32,179
Gross carrying amount [member] | Intangible Assets other than Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	57,997	55,137
Impact of business combinations	12,756	1,223
Additions	1,592	1,146
Disposals and derecognitions	(1,395)	(746)
Currency translation effects	(522)	1,237
Intangible assets and goodwill at end of period	69,025	57,997
Gross carrying amount [member] | Acquired research and development [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	6,462	5,150
Cost of assets related to disposal group held for sale	(9)
Impact of business combinations	10,224	1,223
Reclassifications	(697)	(389)
Additions	477	697
Disposals and derecognitions	(214)	(353)
Currency translation effects	(76)	134
Intangible assets and goodwill at end of period	16,167	6,462
Gross carrying amount [member] | Alcon brand name [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	2,980	2,980
Intangible assets and goodwill at end of period	2,980	2,980
Gross carrying amount [member] | Technologies
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	6,638	6,548
Cost of assets related to disposal group held for sale	(276)
Additions	2	5
Disposals and derecognitions	(70)	(1)
Currency translation effects	(41)	86
Intangible assets and goodwill at end of period	6,253	6,638
Gross carrying amount [member] | Currently marketed products
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	34,105	33,007
Cost of assets related to disposal group held for sale	(1,116)
Impact of business combinations	2,531
Reclassifications	479	175
Additions	728	282
Disposals and derecognitions	(928)	(328)
Currency translation effects	(387)	969
Intangible assets and goodwill at end of period	35,412	34,105
Gross carrying amount [member] | Marketing know-how
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	5,960	5,960
Intangible assets and goodwill at end of period	5,960	5,960
Gross carrying amount [member] | Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	1,852	1,492
Cost of assets related to disposal group held for sale	(2)
Impact of business combinations	1
Reclassifications	218	214
Additions	385	162
Disposals and derecognitions	(183)	(64)
Currency translation effects	(18)	48
Intangible assets and goodwill at end of period	2,253	1,852
Accumulated depreciation [member]
Disclosure of detailed information about intangible assets [line items]
Cost of assets related to disposal group held for sale	925
Reclassifications		0
Amortization charge	(3,639)	(3,690)
Accumulated impairments on disposals and derecognition	1,257	730
Impairment charge	(1,049)	(709)
Accumulated depreciation [member] | Assets and liabilities classified as held for sale [member]
Disclosure of detailed information about intangible assets [line items]
Amortization prior to classification to assets held for sale	45
Accumulated depreciation [member] | Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	(429)	(401)
Currency translation effects	23	(28)
Intangible assets and goodwill at end of period	(406)	(429)
Accumulated depreciation [member] | Goodwill | Assets and liabilities classified as held for sale [member]
Disclosure of detailed information about intangible assets [line items]
Impairment charges related to disposal group held for sale	183
Accumulated depreciation [member] | Intangible Assets other than Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	(28,000)	(23,797)
Currency translation effects	200	(534)
Intangible assets and goodwill at end of period	(30,306)	(28,000)
Accumulated depreciation [member] | Acquired research and development [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	(1,170)	(886)
Cost of assets related to disposal group held for sale	2
Reclassifications		6
Accumulated impairments on disposals and derecognition	209	352
Impairment charge	(167)	(615)
Currency translation effects	6	(27)
Intangible assets and goodwill at end of period	(1,120)	(1,170)
Accumulated depreciation [member] | Alcon brand name [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	0
Intangible assets and goodwill at end of period	0	0
Accumulated depreciation [member] | Technologies
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	(4,268)	(3,637)
Cost of assets related to disposal group held for sale	107
Amortization charge	(570)	(577)
Impairment charge	(53)
Currency translation effects	26	(54)
Intangible assets and goodwill at end of period	(4,758)	(4,268)
Accumulated depreciation [member] | Currently marketed products
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	(19,631)	(16,863)
Cost of assets related to disposal group held for sale	816
Reclassifications		(6)
Amortization charge	(2,521)	(2,571)
Accumulated impairments on disposals and derecognition	791	317
Impairment charge	(825)	(92)
Currency translation effects	152	(416)
Intangible assets and goodwill at end of period	(21,218)	(19,631)
Accumulated depreciation [member] | Currently marketed products | Assets and liabilities classified as held for sale [member]
Disclosure of detailed information about intangible assets [line items]
Impairment charges related to disposal group held for sale	37
Impairment charges related to disposal group held for sale to the date of reclassification	9
Accumulated depreciation [member] | Marketing know-how
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	(1,668)	(1,430)
Amortization charge	(238)	(238)
Intangible assets and goodwill at end of period	(1,906)	(1,668)
Accumulated depreciation [member] | Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	(1,263)	(981)
Amortization charge	(310)	(304)
Accumulated impairments on disposals and derecognition	257	61
Impairment charge	(4)	(2)
Currency translation effects	16	(37)
Intangible assets and goodwill at end of period	$ (1,304)	$ (1,263)